FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Financial assets:
Restricted cash and investments	$ 13,066	$ 20,862
Financial liabilities:
Term Notes	38,219	47,753
Carrying Value
Financial assets:
Restricted cash and investments	13,066	20,862
Financial liabilities:
Term Notes	$ 45,445	$ 49,345